CONDSENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 182,483	$ 119,619	$ 366,303
Accounts receivable	7,816	0
Inventory	98,146	0
Tax refund receivable	92,311	37,847	30,938
Prepaid expenses	159,815	63,878	205,725
Total current assets	540,571	221,344	602,966
Non-current assets
Equipment, net of accumulated depreciation	236,991	286,043	133,544
Construction in process	279,186	261,771	472,708
Deposit on building purchase	1,276,558	999,771	635,387
Loan costs	380,759	0	28,421
Total assets	2,714,065	1,768,929	1,873,026
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	555,263	515,128	528,503
Accrued payroll	199,988	198,201	343,723
Accrued interest		0	136,880
Short term loan payable		0	116,340
Loan payable, current portion	0	2,167	4,485
Capital lease obligation, current portion	5,734	5,207	4,927
Total current liabilities	760,985	720,703	1,134,858
Long-term liabilities
Convertible debentures, net of discount of $1,831,086 and $0, respectively	2,286,664	0
Derivative warrant liability	900,159	0
Long-term convertible note payable, net of discount of $0 and $2,892,343, respectively		0	50,848
Embedded derivative liability		0	2,853,011
Loan payable, net of current portion		0	2,214
Capital lease obligation, net of current portion	6,021	9,192	13,995
Total liabilities	3,953,829	729,895	4,054,926
Stockholders' equity
Preferred stock	0	0	0
Common stock	74,784,328	71,597,111	63,681,363
Accumulated deficit	(75,978,219)	(70,499,569)	(65,873,319)
Accumulated other comprehensive income	50,182	37,547	106,111
Total Vu1 Corporation's stockholders' equity (deficit)	(1,143,709)	1,135,089	(2,085,845)
Non-controlling interest	(96,055)	(96,055)	(96,055)
Total stockholders' equity	(1,239,764)	1,039,034	(2,181,900)
Total liabilities and stockholders' equity	$ 2,714,065	$ 1,768,929	$ 1,873,026